Short-Term Debt (Summary Of Line-Of-Credit) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Short-Term Debt [Abstract]
Line-of-credit at year-end	$ 3,000,000	$ 3,000,000	$ 3,000,000
Average rate of interest during year on outstading balances	0.00%	0.00%	0.00%
Interest rate at year-end	1.22%	1.24%	1.26%
Interest rate on unused line-of-credit	0.15%	0.15%	0.15%